Income Tax Provision (Details) - Schedule of Income Tax Provision - USD ($)	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2023	Aug. 31, 2023	Sep. 30, 2022	Aug. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	May 31, 2023	Dec. 31, 2022	May 31, 2022	Dec. 31, 2021
Current:
Federal		$ (94,570)		$ 562,587				$ 743,061
State		(55,391)		205,470
Foreign		(206,346)
Total current income tax provision		(356,307)		768,057
Deferred:
Federal		(116,145)		17,675			$ (133,051)		$ (554,294)
State				6,455			(141,572)		(125,235)
Foreign		(21,379)					(540,029)
Total deferred income tax provision							(814,652)		(679,529)
Total tax expense	$ 35,859	$ (493,831)	$ 243,408	$ 792,187	$ 101,365	$ 265,419	1,388,983	$ (743,061)	2,414,298
Unique Logistics International, Inc. [Member]
Current:
Federal							1,475,897		2,052,526
State							208,481		1,041,298
Foreign							519,257
Total current income tax provision							$ 2,203,635		$ 3,093,827